UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and address of issuer:

        Dreyfus Lifetime Portfolios, Inc.
        200 Park Avenue
        New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.    Investment Company Act File Number: 811-7878

      Securities Act File Number: 33-66088

4(a). Last day of fiscal year for which this notice is filed:

            September 30, 2001

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [   ] Check box if this is the last time the issuer will be filing this
Form.

      GROWTH AND INCOME PORTFOLIO - INSTITUTIONAL SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the   $118,174,641
              fiscal year pursuant to section 24(f):            ---------------

         (ii) Aggregate price of securities redeemed or            $24,050,846
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or            $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items       -$ 24,050,846
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item        $ 94,123,795
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------

         (vi) Redemption credits available for use in future       $( )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .000239
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$22,495.59
              5(vii) (enter "0" if no fee is due):                ==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$   N/A
                                                                 -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$22,495.59
                                                                 =============
      GROWTH AND INCOME PORTFOLIO - RETAIL SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $48,833,419
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or             $24,081,840
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or             $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$24,081,840
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $24,751,579
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------

         (vi) Redemption credits available for use in future        $( )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (Se        x   .000239
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$5,915.63
              5(vii)(enter "0" if no fee is due):                ==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 5,915.63
                                                                   =============

      INCOME PORTFOLIO - INSTITUTIONAL SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $11,444,991
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or             $6,051,403
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or             $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 6,051,403
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 5,393,588
              5(iv)[subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future       $( )
              years -- if Item 5(i) is less than Item 5(iv)     ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See     x   .000239
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$ 1,289.07
              5(vii) (enter "0" if no fee is due):                ==============


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                    +$   N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$ 1,289.07
                                                                   =============




      INCOME PORTFOLIO - RETAIL SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $24,820,110
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or             $7,604,790
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or             $ -0-
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$ 7,604,790
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 17,215,320
              5(iv)[subtract Item 5(iv) from Item 5(i)]:         ---------------

         (vi) Redemption credits available for use in future        $( )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .000239
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item     =$4,114.46
              5(vii) (enter "0" if no fee is due):                ==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$  N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 4,114.46
                                                                   =============
      GROWTH PORTFOLIO - INSTITUTIONAL SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $10,223,309
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or             $5,237,078
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or             $
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$5,237,078
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 4,986,231
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future        $( )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .000239
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$1,191.71
              5(vii) (enter "0" if no fee is due):                ==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$   N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  1,191.71
                                                                   =============
      GROWTH PORTFOLIO - RETAIL SHARES
5.    Calculation of registration fee:

          (I) Aggregate sale price of securities sold during the    $27,664,752
              fiscal year pursuant to section 24(f):             ---------------

         (ii) Aggregate price of securities redeemed or             $11,540,060
              repurchased during the fiscal year:                ---------------

        (iii) Aggregate price of securities redeemed or             $
              repurchased during any PRIOR fiscal year ending no --------------- earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

         (iv) Total available redemption credits [add Items        -$11,540,060
              5(ii) and 5(iii):                                   --------------

          (v) Net Sales - if Item 5(I) is greater than Item         $ 16,124,692
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        ---------------

         (vi) Redemption credits available for use in future        $( )
              years -- if Item 5(i) is less than Item 5(iv)      ---------------
              [subtract Item 5(iv) from Item 5(I)]:

        (vii) Multiplier for determining registration fee (See      x   .000239
              Instruction C.9):                                   --------------


       (viii) Registration fee due (multiply Item 5(v) by Item      =$3,853.80
              5(vii) (enter "0" if no fee is due):                ==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

                                                                   +$   N/A
                                                                   -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$ 3,853.80
                                                                   =============

TOTAL FOR ALL:                                                     =$38,860.26
                                                                   =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


            Method of Delivery:


                        [  X  ]  Wire Transfer
                        [     ]  Mail or other means



                                   SIGNATURES

      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

      By (Signature and Title)*
                                    /s/Michaael A. Rosenberg
                                    ------------------------------------
                                    Michael A. Rosenberg, Secretary


      Date: December 18, 2001

* Please print the name and title of the signing officer below the signature.